OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
OTHER RECEIVABLES
OTHER RECEIVABLES

	As of December 31,
	2017	2016
Other receivables
Current
Tax credit - VAT	3,984	7,391
Tax credit - Software Promotion Regime (note 3.7.1.1)	4,813	4,486
Income tax credits	2,869	978
Other tax credits	153	471
Advances to suppliers (*)	155	4,013
Prepaid expenses	1,931	1,034
Loans granted to employees	186	32
Other	266	464
TOTAL	14,357	18,869

(*) As of December 31, 2016 includes 2,992 related to advance to acquired building as explained in note 20.

	As of December 31,
	2017	2016
Non-current
Advances to suppliers (note 20)	25,498	20,977
Tax credit - VAT	3,325	4,122
Income tax credits	2,129	577
Tax credit - Software Promotion Regime (note 3.7.1.1)	132	—
Other tax credits	105	—
Guarantee deposits	1,347	1,289
Other	500	500
Subtotal	33,036	27,465
Allowance for impairment of tax credits	(1,300)	—
TOTAL	31,736	27,465

Roll forward of the allowance for impairment of tax credits

	As of December 31,
	2017	2016

Balance at beginning of year	—	—
Additions (note 4.11)	1,586	—
Foreign exchange	(286)	—
Balance at end of year	1,300	—